Reserve Fund (Tables)	12 Months Ended
Dec. 31, 2025
Reserve Fund [Abstract]
Schedule of Reserve Fund is Comprised of Cash and Cash Equivalents

The Reserve Fund is comprised of cash and cash equivalents, U.S. Treasury securities and corporate bonds held at banks and brokerage firms as follows:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$3,120	$14,209

Financial assets at fair value through other comprehensive income:
Short-term investments (*)
U.S. Treasury securities	-	2,954
Corporate bonds – marketable investments	-	8,848
Total short-term investments	-	11,802

Long-term investments (*)
Corporate bonds and loans (principally) – marketable investments	-	8,314
Total long-term investments	-	8,314
Total Reserve Fund	$3,120	$34,325

(*)	Classified as Level 1 inputs in the fair value hierarchy.